CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net loss	$ (17,748,062)	$ (17,424,237)	$ (17,081,617)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	3,708	4,126	8,907
Stock-based compensation	735,107	314,650	325,523
Financing expense	0	0	900,000
Excess fair value of warrant liability over cash proceeds	1,963,000	0	0
Changes in fair value of the warrant liability	(6,946,000)	0	(556,810)
Foreign currency exchange (gains) losses	(334,168)	242,503	(490,782)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	1,698,991	(1,742,261)	192,054
Accounts payable and accrued expenses	(877,098)	(241,309)	(247,683)
Net cash used in operating activities	(21,504,522)	(18,846,528)	(16,950,408)
Cash Flows from Financing Activities:
Proceeds from issuance of shares, net of issuance costs	25,193,991	14,292,753	25,046,461
Proceeds for future exercises of warrants to purchase shares	94,118	0	0
Proceeds from exercise of warrants to purchase shares	0	0	27,500
Net cash provided by financing activities	25,288,109	14,292,753	25,073,961
Effect of exchange rates on cash	105,088	(140,732)	200,533
Net increase (decrease) in cash	3,888,675	(4,694,507)	8,324,086
Cash, beginning of period	9,361,270	14,055,777	5,731,691
Cash, end of period	13,249,945	9,361,270	14,055,777
Supplemental disclosures of non-cash financing activities
Ordinary share subscription deposit	1,120,000	0	0
Initial valuation of warrant liability	$ 14,798,000	$ 0	$ 0